Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule of Inventory
	December 31
	2023	2022
Composition:

Raw materials	1,205	1,169
Products in process	1,032	1,029
Finished goods	245	235
	2,482	2,433